ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and expected credit losses as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	819,999	1,342,172
Less: allowance for expected credit losses	(54,972)	(79,952)
Total accounts receivable, net	765,027	1,262,220

The roll-forward of the allowance for credit losses related to accounts receivable for the years ended December 31, 2024 and 2025 consists of the following activity:

	For the Year ended December 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	49,132	54,972
Provision for expected credit losses	5,840	24,980
Balance at end of year	54,972	79,952